Summary of Significant Accounting Policies (Estimated useful lives) (Details)	12 Months Ended
Dec. 31, 2019
Equipment [Member]
Estimated useful lives	5 years
Furniture [Member] | Minimum [Member]
Estimated useful lives	5 years
Furniture [Member] | Maximum [Member]
Estimated useful lives	10 years